NOTE 5 - ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2013
Notes to Financial Statements
Accounts receivable
2013
Accounts receivable(on acquisition)	$698,000
698,000
Less: allowance on accounts receivable	(670,000)
Accounts receivable, net	$28,000
2012
Accounts receivable (on acquisition)	$850,000
850,000
Less:allowance on accounts receivable	(670,000)
Accounts receivable, net	$180,000